Restatement of previously issued consolidated financial statements - Disclosure of detailed Information about restatement of consolidated statements of changes in equity (deficiency) (Details) - CAD ($)
	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of changes in equity (deficiency)
Common shares	$ 27,572,615	$ 27,572,615	$ 27,572,615	$ 27,529,531	$ 27,077,001
Net loss	(950,748)	(370,409)	(1,787,539)	(3,004,159)	(2,783,866)	$ (6,014,330)
Accumulated deficit	(35,361,422)	(34,410,675)	(35,361,422)	(36,578,042)	(33,573,883)
Total shareholders' deficiency	(3,412,428)	(2,469,409)	(3,412,428)	(4,425,887)	(1,900,533)	$ (319,997)	$ 1,206,450
Previously stated [Member]
Consolidated statements of changes in equity (deficiency)
Common shares	29,003,179	29,003,179	29,003,179	28,960,095	28,507,565
Net loss	(939,165)	(360,657)	(1,766,205)	(2,953,746)	(2,769,080)
Accumulated deficit	(35,325,302)	(34,386,137)	(35,325,302)	(36,512,843)	(33,559,097)
Total shareholders' deficiency	$ (1,945,744)	$ (1,014,307)	$ (1,945,744)	$ (2,930,124)	$ (455,183)